Fair Value Measurements - Financial liabilities that were accounted for at fair value on a recurring basis (Details) - iDoc	Dec. 31, 2022 USD ($)
Liabilities:
Embedded derivative	$ 273,534
Recurring
Liabilities:
Embedded derivative	273,534
Total	273,534
Level 3 | Recurring
Liabilities:
Embedded derivative	273,534
Total	$ 273,534